Share-Based Compensation - RCUs movement (Details) - RCUs - GasLog Partners LP $ in Thousands							12 Months Ended
	Apr. 03, 2023 EquityInstruments	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments							247,085	203,912
Granted during the year | EquityInstruments	87,919		113,793	21,663		98,255	87,919	113,793
Vested during the year	(92,805)	(50,982)	(19,638)		(5,984)		(335,004)	(70,620)
Outstanding at end of the year | EquityInstruments								247,085	203,912
Weighted average contractual life
Weighted average contractual life								1 year 5 months 26 days	1 year 10 months 9 days
Aggregate fair value
Outstanding at the beginning of the year							$ 1,017	$ 674
Granted during the year							735	660
Vested during the year							$ (1,752)	(317)
Outstanding at the end of the year								$ 1,017	$ 674